Risk Management Activities - Market Risk - Commodity Price - Gold and Copper - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($) R / kg Ounce_of_Gold oz	Nov. 30, 2018 R / kg Ounce_of_Gold	Oct. 31, 2018 R / kg Ounce_of_Gold	Apr. 01, 2018 $ / oz oz	Mar. 31, 2018 AUD ($) $ / oz $ / oz oz	Feb. 28, 2018 USD ($) oz	Jan. 31, 2018 $ / oz oz	Nov. 30, 2017 R / kg Ounce_of_Gold $ / Tonne T	Dec. 31, 2019 $ / oz oz	Dec. 31, 2018 USD ($) $ / oz R / kg Ounce_of_Gold oz
Asia [Member]
Disclosure Of Financial Risk Management [line items]
Marked-to-market value of the hedge	$ 8.4									$ 8.4
Australia [member]
Disclosure Of Financial Risk Management [line items]
Total realized gain					$ 8.4	$ 8.4
Commodity price risk [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [line items]
Forwards notional value for the period January 2019 to December 2019 | oz					173,000
Commodity price risk [member] | Fair value hedges [member] | Floor rate [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz					1,789
Commodity price risk [member] | Fair value hedges [member] | Interest rate caps [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz					1,720
Commodity price risk [member] | Fair value hedges [member] | Peru [member]
Disclosure Of Financial Risk Management [line items]
Total realized gain										4.8
Marked-to-market value of the hedge	1.2									1.2
Number of tonnes committed under contract | T								29,400
Commodity price risk [member] | Fair value hedges [member] | Peru [member] | Floor rate [member]
Disclosure Of Financial Risk Management [line items]
Strike price of copper | $ / Tonne								6,600
Commodity price risk [member] | Fair value hedges [member] | Peru [member] | Interest rate caps [member]
Disclosure Of Financial Risk Management [line items]
Strike price of copper | $ / Tonne								7,431
Commodity price risk [member] | Fair value hedges [member] | Ghana [member]
Disclosure Of Financial Risk Management [line items]
Forwards notional value for the period January 2019 to December 2019 | oz				488,900			488,900
Total realized gain										19.6
Marked-to-market value of the hedge	$ 2.4									$ 2.4
Commodity price risk [member] | Fair value hedges [member] | Ghana [member] | Floor rate [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz				1,300			1,300
Commodity price risk [member] | Fair value hedges [member] | Ghana [member] | Interest rate caps [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz				1,418			1,418
Commodity price risk [member] | Fair value hedges [member] | Asia [Member]
Disclosure Of Financial Risk Management [line items]
Forwards notional value for the period January 2019 to December 2019 | oz	283,000					221,000				283,000
Strike price of gold						1,714				1,751
Average strike rate	1,751
Marked-to-market value of the hedge	$ (3.9)									$ (3.9)
Commodity price risk [member] | Fair value hedges [member] | Australia [member]
Disclosure Of Financial Risk Management [line items]
Forwards notional value for the period January 2019 to December 2019 | oz					452,800					629,000
Commodity price risk [member] | Fair value hedges [member] | Australia [member] | Floor rate [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz					1,703					1,778
Commodity price risk [member] | Fair value hedges [member] | Australia [member] | Interest rate caps [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold					1,767					1,847
Abnormally large changes in asset prices or foreign exchange rates [member] | Commodity price risk [member] | Fair value hedges [member] | Asia [Member]
Disclosure Of Financial Risk Management [line items]
Forwards notional value for the period January 2019 to December 2019 | oz									456,000
Abnormally large changes in asset prices or foreign exchange rates [member] | Commodity price risk [member] | Fair value hedges [member] | Asia [Member] | Floor rate [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz									1,869
Abnormally large changes in asset prices or foreign exchange rates [member] | Commodity price risk [member] | Fair value hedges [member] | Asia [Member] | Interest rate caps [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz									1,800
South Africa [member] | Commodity price risk [member] | South deep [member]
Disclosure Of Financial Risk Management [line items]
Marked-to-market value of the hedge	(2.0)									$ (2.0)
South Africa [member] | Commodity price risk [member] | Fair value hedges [member] | South deep [member]
Disclosure Of Financial Risk Management [line items]
Total realized gain										8.9
Marked-to-market value of the hedge	$ 0.4									$ 0.4
Number of ounces committed under contract | Ounce_of_Gold	99,615	69,543	69,543					63,996
Strike price of gold | R / kg	616,581	615,103	615,103
South Africa [member] | Commodity price risk [member] | Fair value hedges [member] | Floor rate [member] | South deep [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | R / kg								600,000
South Africa [member] | Commodity price risk [member] | Fair value hedges [member] | Interest rate caps [member] | South deep [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | R / kg								665,621
South Africa [member] | Abnormally large changes in asset prices or foreign exchange rates [member] | Commodity price risk [member] | Fair value hedges [member] | South deep [member]
Disclosure Of Financial Risk Management [line items]
Number of ounces committed under contract | Ounce_of_Gold										30,072
Strike price of gold | R / kg										620,000